Reserves - Summary of Reserves (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves with in equity [line items]
Beginning balance	¥ 355,040	¥ 344,099	¥ 329,671
Total comprehensive income for the year	20,476	21,269	21,243
Acquisition of non-controlling interests	(1)	(8)
Contribution from non-controlling interests		1,500	945
Dividends	(9,262)	(8,891)	(7,568)
Share of an associate's other changes in reserves	(36)	(305)
Ending balance	366,175	355,040	344,099
Change in accounting policies [member]
Disclosure of reserves with in equity [line items]
Beginning balance		(2,443)
Ending balance			(2,443)
Restated balance [member]
Disclosure of reserves with in equity [line items]
Beginning balance		341,656
Ending balance			341,656
Capital reserve [member]
Disclosure of reserves with in equity [line items]
Beginning balance	17,504	17,806	17,126
Acquisition of non-controlling interests		3
Contribution from non-controlling interests			680
Share of an associate's other changes in reserves	(36)	(305)
Ending balance	17,468	17,504	17,806
Capital reserve [member] | Restated balance [member]
Disclosure of reserves with in equity [line items]
Beginning balance		17,806
Ending balance			17,806
Share premium [member]
Disclosure of reserves with in equity [line items]
Beginning balance	10,746	10,746	10,746
Ending balance	10,746	10,746	10,746
Share premium [member] | Restated balance [member]
Disclosure of reserves with in equity [line items]
Beginning balance		10,746
Ending balance			10,746
Surplus reserve [member]
Disclosure of reserves with in equity [line items]
Beginning balance	78,043	76,474	74,599
Appropriations to statutory surplus reserve	1,811	1,812	1,875
Ending balance	79,854	78,043	76,474
Surplus reserve [member] | Change in accounting policies [member]
Disclosure of reserves with in equity [line items]
Beginning balance		(243)
Ending balance			(243)
Surplus reserve [member] | Restated balance [member]
Disclosure of reserves with in equity [line items]
Beginning balance		76,231
Ending balance			76,231
General risk reserve [member]
Disclosure of reserves with in equity [line items]
Beginning balance	23
Appropriations to general risk reserve	33	23
Ending balance	56	23
Other reserves [Member]
Disclosure of reserves with in equity [line items]
Beginning balance	615	160	414
Total comprehensive income for the year	(294)	455	(249)
Disposal of investments in equity instruments at fair value through other comprehensive income			(5)
Ending balance	321	615	160
Other reserves [Member] | Restated balance [member]
Disclosure of reserves with in equity [line items]
Beginning balance		160
Ending balance			160
Exchange reserve [member]
Disclosure of reserves with in equity [line items]
Beginning balance	(625)	(727)	(881)
Total comprehensive income for the year	(312)	102	154
Ending balance	(937)	(625)	(727)
Exchange reserve [member] | Restated balance [member]
Disclosure of reserves with in equity [line items]
Beginning balance		(727)
Ending balance			(727)
Retained earnings [member]
Disclosure of reserves with in equity [line items]
Beginning balance	165,272	157,678	145,906
Total comprehensive income for the year	20,850	20,517	21,210
Disposal of investments in equity instruments at fair value through other comprehensive income			5
Dividends	(9,262)	(8,891)	(7,568)
Appropriations to statutory surplus reserve	(1,811)	(1,812)	(1,875)
Appropriations to general risk reserve	(33)	(23)
Ending balance	175,016	165,272	157,678
Retained earnings [member] | Change in accounting policies [member]
Disclosure of reserves with in equity [line items]
Beginning balance		(2,197)
Ending balance			(2,197)
Retained earnings [member] | Restated balance [member]
Disclosure of reserves with in equity [line items]
Beginning balance		155,481
Ending balance			155,481
Reserves [Member]
Disclosure of reserves with in equity [line items]
Beginning balance	271,578	262,137	247,910
Total comprehensive income for the year	20,244	21,074	21,115
Acquisition of non-controlling interests		3
Contribution from non-controlling interests			680
Dividends	(9,262)	(8,891)	(7,568)
Share of an associate's other changes in reserves	(36)	(305)
Ending balance	¥ 282,524	271,578	262,137
Reserves [Member] | Change in accounting policies [member]
Disclosure of reserves with in equity [line items]
Beginning balance		(2,440)
Ending balance			(2,440)
Reserves [Member] | Restated balance [member]
Disclosure of reserves with in equity [line items]
Beginning balance		¥ 259,697
Ending balance			¥ 259,697